Purchase commitments, contingent liabilities and other - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Statements [Line Items]
Loan commitments	¥ 33,587	¥ 37,322	¥ 34,306
Purchase commitments	1,000,833	629,474	680,739
Contractual commitments for acquisition of property, plant and equipment and intangible assets	246,263	135,297	199,145
Contractual commitments for purchase of material	265,518	96,589	115,670
Contingent liability for guarantees [member]
Statements [Line Items]
Estimated contingent liability	¥ 501	529	2,214
Pictures [Member] | Certain Subsidiaries [Member]
Statements [Line Items]
Contractual commitments, Term	3 years
Contractual obligation to make payments	¥ 101,284	105,921	126,917
Music [Member] | Certain Subsidiaries [Member]
Statements [Line Items]
Contractual commitments, Term	5 years
Contractual obligation to make payments	¥ 153,920	149,021	128,678
Game And Network Services [Member] | Certain Subsidiaries [Member]
Statements [Line Items]
Contractual commitments, Term	7 years
Contractual obligation to make payments	¥ 34,842	¥ 32,959	¥ 29,243